RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2024
Related Party Transactions [Abstract]
Schedule of rent payments expenses
	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2024	2023	2024	2023
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,150,682	$1,395,185
504-506 Fulton Street	362,250	362,250	381,195	381,195
Total	$987,250	$987,250	$1,531,877	$1,776,380

Schedule of assets and liabilities
	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2024	2023	2024	2023	Expiration Date
Jamaica Avenue at 169th Street	$10,600,247	$11,430,657	$4,905,360	$5,210,087	May 31, 2035
504-506 Fulton Street	2,167,727	2,431,554	2,311,539	2,556,421	April 30, 2031
Total	$12,767,974	$13,862,211	$7,216,899	$7,766,508